FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Hedging instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Currency risk | Cash flow hedges | Forward foreign exchange contracts
Items designated as hedging instruments
Nominal amount	2,913	2,598
Carrying Amount Assets	$ 27	$ 47
Carrying Amount Liabilities	(28)	(43)
Change in fair value in OCI	(3)	(13)
Amounts reclassified from hedging reserve to profit or loss	$ (25)	$ (37)
Interest rate risk | Fair value hedges | Interest swaps
Items designated as hedging instruments
Nominal amount	500	500
Carrying Amount Assets	$ 7
Carrying Amount Liabilities		$ (13)